Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 16 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed based on the weighted average number of shares outstanding during each year. Diluted earnings (loss) per share equals basic in periods of net loss, as all potentially dilutive securities are anti-dilutive. In periods of net income, diluted EPS reflects the dilutive effect of outstanding options and warrants, to the extent dilutive.

All outstanding options and warrants were excluded from the 2024 and 2023 diluted loss per share calculations as their effect was anti-dilutive. For the year ended December 31, 2025, outstanding options and warrants are out of the money and accordingly also excluded from diluted EPS.

Computation of basic and diluted earnings (loss) per share:

	For the year ended December 31,
	2025	2024	2023

Net income (loss)	$4,140	$(25,149)	$(17,568)
Weighted average ordinary shares outstanding – basic and diluted	6,232,226	5,849,013	5,848,737
Earnings (loss) per ordinary share – basic and diluted	$0.66	$(4.30)	$(3.00)

Note: Weighted average shares for 2025 reflect the issuance of 1,169,596 shares on September 4, 2025 (246 pre-issuance days at 5,850,906 shares + 119 post-issuance days at 7,020,502 shares, divided by 365 days).

Anti-dilutive instruments excluded from diluted EPS:

	For the year ended December 31,
	2025	2024	2023
	(number)
Warrants and share options	2,631,603	2,631,603	2,631,603